                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   9/30/2000
                                               -----------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: McDonald Investments Inc.
Address: 800 Superior Avenue
         Cleveland, Ohio 44122


Form 13F File Number: 28-04569
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name: Ken Fox
Title: Compliance Officer
Phone: 216 443-2300

Signature, Place, and Date of Signing:

     Ken Fox              Cleveland, Ohio        11/13/2000
------------------     ---------------------     ----------
[Signature]                [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

         28-04569             McDonald Investments, Inc.
       ------------           --------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                         ----------------
Form 13F Information Table Entry Total:    192
                                         ----------------
Form 13F Information Table Value Total:  $137,922,555.59
                                         ----------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     _______             28-04569                    Ken Fox
                      ---------------            -----------------
     [Repeat as necessary.]

MCD13F                                               SEC 13F REPORT                     REPORT DATE: 10/02/00
NC                                               MCDONALD INVESTMENTS INC                       PAGE:     0001

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               001055102    AFLAC INC                                          4,000.00               256,252.00
               001957208    AT&T CORP LIBERTY MEDIA CORP                      15,052.00               270,936.00
               00949P108    AIRTRAN HOLDINGS INC                              12,500.00                55,475.00
               020002101    THE ALLSTATE CORPORATION                          10,000.00               347,500.00
               02146C104    ALTERRA HEALTHCARE CORPORATION                    34,900.00                74,162.50
               02364J104    AMERICA ONLINE INC DEL                             9,920.00               533,200.00
               025816109    AMERICAN EXPRESS CO                                6,000.00               364,500.00
               026351106    AMERICAN GENERAL CORPORATION                       4,050.00               315,900.00
               026874107    AMERICAN INTERNATIONAL                            12,700.00             1,215,237.59
               031162100    AMGEN INC                                          7,800.00               544,658.40
               049513104    ATMEL CORPORATION                                 18,400.00               279,459.20
               054937107    BB & T CORP                                        7,200.00               216,900.00
               055622104    BP AMOCO PLC                                       4,500.00               238,500.00
               064057102    BANK OF NEW YORK COMPANY INC                       6,800.00               381,228.40
               06423A103    BANK ONE CORPORATION                              41,387.00             1,598,572.87
               06652B103    BANK UNITED FINANCIAL CORP                        40,200.00               296,475.00
               090324104    BINDLEY WESTERN INDUSTRIES INC                    11,554.00               369,728.00
               090613100    BIOMET INC                                         6,075.00               212,625.00
               096231105    BLUEGREEN CORPORATION                            134,500.00               386,687.50
               097023105    BOEING CO                                          4,400.00               277,200.00
               109473108    BRIGHTPOINT INC                                   93,800.00               471,907.80

MCD13F                                               SEC 13F REPORT                     REPORT DATE: 10/02/00
NC                                              MCDONALD INVESTMENTS INC                       PAGE:     0001

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               110122108    BRISTOL MYERS SQUIBB CO                            7,500.00               428,437.50
               111620100    BROADWING INCORPORATED                            16,200.00               414,120.60
               122014103    BURLINGTON RESOURCES INC                           7,000.00               257,691.00
               125609990    CJF HOLDINGS INC                                  93,284.00                      .00
               12686C109    CABLEVISION SYSTEMS CORP                           4,000.00               265,252.00
               132618109    CAMCO FINANCIAL CORP                              23,716.00               251,982.50
               150925105    CELLSTAR CORP                                     15,000.00                47,340.00
               151895109    CENTERPOINT PROPERTIES TRUST                       4,500.00               207,283.50
               15745J205    CHAI NA TA NEW                                    63,054.00                27,586.12
               161133103    CHARMING SHOPPES INC                              60,000.00               313,140.00
               171605207    CHYRON CORP NEW                                  200,000.00               500,000.00
               171779101    CIENA CORPORATION                                  3,400.00               417,564.20
               172062101    CINCINNATI FINANCIAL CORP                         15,000.00               532,500.00
               172474108    CINERGY CORP                                       8,410.00               278,059.83
               17275R102    CISCO SYSTEMS INC                                 55,200.00             3,049,800.00
               172967101    CITIGROUP INC                                      5,499.00               297,292.43
               184502102    CLEAR CHANNEL COMMUNICATIONS                       6,000.00               339,000.00
               190441105    THE COASTAL CORPORATION                            3,000.00               222,375.00
               200300101    COMCAST CORP CLASS A                              14,700.00               598,113.60
               200300200    COMCAST CORP CLASS A SPECIAL                       5,000.00               204,690.00
               200340107    COMERICA INC                                      13,000.00               759,694.00
               200693109    COMMERCE ONE INC                                   6,000.00               471,000.00
               207374992    CONLEY CANITANO & ASSOCIATES                      27,010.00                      .00
               208464107    CONSECO INC                                       90,000.00               686,249.99
               21247M993    CONVERGENT CAPITAL MANAGEMENT                    300,000.00                      .00

               212485106    CONVERGYS CORPORATION                             16,200.00               629,775.00
               216831107    COOPER TIRE AND RUBBER CO                         12,500.00               125,787.50
               219350105    CORNING INC                                        3,400.00             1,009,800.00
               231021106    CUMMINS ENGINE CO INC                              9,200.00               275,429.60
               231910100    CYBER GUARD CORP                                  16,000.00                68,000.00




MCD13F                                               SEC 13F REPORT                                    REPORT DATE: 10/02/00
NC                                              MCDONALD INVESTMENTS INC                               PAGE:     0002

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               236365102    DANSKIN INC                                       24,000.00                 6,720.00
               254687106    WALT DISNEY COMPANY                                6,000.00               229,500.00
               262504103    DSET CORPORATION                                  12,500.00               257,812.50
               264411505    DUKE-WEEKS REALTY CORP                            14,400.00               347,400.00
               26841Y103    E DIGITAL CORPORATION                             54,775.00               234,491.77
               268648102    EMC CORP MASSACHUSETTS                             4,900.00               485,712.50
               269803102    EAGLE PICHER INDUSTRIES INC                       20,071.00                      .00
               278762109    ECHOSTAR COMMUNICATIONS                           24,000.00             1,266,000.00
               291525103    EMMIS COMMUNICATIONS CORP                         17,600.00               435,600.00
               293561106    ENRON CORP                                         6,400.00               560,800.00
               294348107    EPRESENCE INC                                     80,000.00               540,000.00
               294821400    LM ERICSSON TELEPHONE CO                          15,200.00               225,157.60
               30049R100    EVOLVING SYSTEMS INCORPORATED                     20,000.00               130,000.00
               30231G102    EXXON MOBIL CORP                                   2,535.00               225,931.87
               304231301    FAIRFIELD COMMUNITY INC                           38,700.00               391,837.50
               307668103    FARM FISH INC                                     26,626.00                14,977.12


               313400301    FEDERAL HOME LOAN MORTGAGE                        13,400.00               724,444.20
               313586109    FEDERAL NATIONAL MORTGAGE                          5,800.00               414,700.00
               31428X106    FEDEX CORPORATION                                  5,000.00               221,700.00
               316773100    FIFTH THIRD BANCORP OHIO                         210,296.00            11,329,696.98
               317922300    FINET.COM INC                                     15,000.00                 7,035.00
               317923100    FINISH LINE CLASS A                               40,000.00               292,519.99
               319979100    FIRST FEDERAL BANCORPORATION                      13,984.00               107,508.99
               320209109    FIRST FINANCIAL BANCORP                           13,298.00               211,936.87
               320545999    FIRST INTERNET BANK OF INDIANA                    30,000.00                      .00
               32054R108    FIRST INDIANA CORP                               188,446.00             4,911,468.06
               33582U100    FIRST NIAGARA FINANCIAL GROUP                     15,900.00               147,075.00
               337915102    FIRSTMERIT CORP                                   46,885.00             1,075,448.12
               337932107    FIRST ENERGY CORP                                499,700.00            13,460,918.60
               353515109    FRANKLIN ELECTRONICS                              18,000.00               214,884.00
               36318D102    GALAXY ONLINE INC                                 80,405.00                84,425.25
               369332101    GENERAL CHEMICAL GRP                              50,000.00                46,900.00
               369604103    GENERAL ELECTRIC CO                               20,650.00             1,191,257.20
               371601204    GENESEE CORP                                       5,000.00               201,250.00
               37184G104    GENESIS WORLDWIDE INC                             59,467.00                24,571.21
               37929C103    GLIATECH INC                                      10,810.00                67,562.50
               379317100    GLOBAL CONNECTIONS INC                            20,000.00                 3,900.00
               396900102    GREENWELL RESOURCES CORP                          20,000.00                      .00
               401698105    GUIDANT CORPORATION                               10,600.00               749,292.80
               406369108    HALSEY DRUG INC                                   90,000.00                63,900.00
               412822108    HARLEY-DAVIDSON INC                               17,600.00               842,600.00

               414549105    HARRIS INTERACTIVE INC                           123,500.00               555,750.00
               420200107    HAWKINS CHEMICAL                                  21,000.00               165,375.00
               421924101    HEALTHSOUTH CORP                                  12,900.00               104,812.50
               436939995    HOMELOAN.COM INC                                  30,150.00                50,049.00
               449520303    IFLOW CORP                                        16,000.00                48,496.00
               45768F103    INNES STREET FINANCIAL CORP                       11,702.00               132,174.09
               45768G994    INNIO.COM INC CONVERTIBLE NOTE                    50,000.00                50,000.00
               458140100    INTEL CORP                                        26,700.00             1,109,732.10
               459200101    INTERNATIONAL BUSINESS                             5,735.00               645,187.50
               46062W107    INTERPORE INTERNATIONAL                           14,408.00               106,259.00

MCD13F                                               SEC 13F REPORT                                          REPORT DATE: 10/02/00
NC                                              MCDONALD INVESTMENTS INC                                            PAGE:     0003

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               460993207    INTL TECHNEGROUP INCORPORATED                     10,780.00                40,000.26
               478160104    JOHNSON & JOHNSON                                  6,333.00               594,909.35
               492386107    KERR MCGEE CORP                                    5,000.00               331,250.00
               493267108    KEYCORP                                           43,600.00             1,103,646.80
               501044101    KROGER CO                                         37,000.00               834,831.00
               505893107    LAFAYETTE BANCORPORATION                          78,531.00             1,158,332.25
               50730K503    LAIDLAW INC NEW                                   16,000.00                 4,000.00
               532457108    LILLY ELI & CO                                    35,505.00             2,880,343.12
               532879103    LINCOLN BANCORP IND                               70,600.00               842,822.80
               534187109    LINCOLN NATIONAL CORP INDIANA                      8,000.00               385,000.00
               539553107    LOCAL FINANCIAL CORPORATION                       20,000.00               190,000.00

               540424108    LOEWS CORP                                         3,500.00               291,812.50
               556466100    MADE-TO-MANAGE SYSTEMS INC                        46,500.00               151,125.00
               561240201    MALLON RESOURCES CORP NEW                         73,500.00               459,375.00
               568459101    MARINER POST ACCUTE NETWORK                       85,805.00                 7,121.81
               571783208    MARSH SUPERMARKETS INC                            16,871.00               218,276.99
               57772K101    MAXIM INTEGRATED PRODUCTS INC                      5,300.00               426,321.40
               585055106    MEDTRONIC INC                                    280,034.00            14,509,401.64
               589331107    MERCK & COMPANY INC                                8,550.00               636,444.90
               59064R109    MESA LABORATORIES INC                             11,711.00                62,946.62
               591097100    METAL MANAGEMENT INC                              37,709.00                      .00
               599902103    MILLENNIUM PHARMACEUTICALS INC                     4,000.00               584,252.00
               608554101    MOLEX INC                                         10,000.00               544,380.00
               628778102    NBT BANCORP INC                                   12,188.00               146,256.00
               631103108    THE NASDAQ STOCK MARKET INC                       31,500.00                      .00
               635405103    NATIONAL CITY CORP                                15,461.00               342,074.62
               638612101    NATIONWIDE FINANCIAL SERVICES                      7,500.00               280,312.50
               64120L104    NETWORK APPLIANCE                                  1,700.00               216,537.50
               65333H707    NEXTLINK COMMUNICATIONS                            6,000.00               211,128.00
               65473P105    NISOURCE INC                                      95,400.00             2,325,374.99
               656568102    NORTEL NETWORK                                     8,000.00               476,504.00
               665859104    NORTHERN TRUST CORP                                2,700.00               239,962.50
               679833103    OLD KENT FINANCIAL CORP                           55,539.00             1,607,187.57
               680033107    OLD NATIONAL BANCORP                              30,146.00               911,916.50
               680223104    OLD REPUBLIC INTERNATIONAL                        15,000.00               360,945.00
               68389X105    ORACLE CORPORATION                                 6,300.00               496,125.00

               691471106    OXFORD HEALTH PLANS                                8,000.00               245,872.00
               693475105    PNC BANK CORP                                     39,500.00             2,567,500.00
               69361E107    PSC INC                                           35,000.00               105,000.00
               70336N107    PATRIOT SCIENTIFIC CORP                           74,000.00                88,800.00
               709668107    PENTON MEDIA INCORPORATED                         48,300.00             1,409,877.00
               712289107    PEOPLES SAVINGS BANK TROY OHIO                    10,888.00                35,386.00
               712308105    PEOPLES SIDNEY FINANCIAL CORP                     11,981.00                89,857.50
               717081103    PFIZER INC                                        31,500.00             1,415,547.00
               719153108    PHOENIX TECHNOLOGIES LTD                          12,000.00               191,256.00
               723454104    PINNACLE DATA SYSTEMS INC                         30,000.00               288,750.00
               740474309    PREMIER CONCEPTS INC CL A                         14,641.00                58,564.00
               74264N105    PRISON REALTY TRUST INC                           59,000.00                70,092.00
               74264T201    PRIORITY HEALTHCARE CLASS A                        5,823.00               343,557.00
               742718109    PROCTER & GAMBLE CO                                8,656.00               579,952.00
               743866105    PROVIDENT FINANCIAL GROUP INC                     53,978.00             1,585,603.75

MCD13F                                               SEC 13F REPORT                                          REPORT DATE: 10/02/00
NC                                              MCDONALD INVESTMENTS INC                                            PAGE:     0004

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               747556991    QUALITY DATA MANAGEMENT INC                       16,000.00                80,000.00
               74756P105    QUALITY DINING INC                                49,200.00                98,400.00
               750917106    RAMBUS INC                                         6,300.00               497,309.40
               75281A109    RANGE RESOURCES CORP                              40,000.00               192,520.00
               760282103    REPUBLIC BANCORP INCORPORATED                     22,000.00               209,000.00
               77316P101    ROCKFORD CORP                                     14,928.00                88,523.04

               78387G103    SBC COMMUNICATIONS INC                             4,351.00               217,550.00
               803111103    SARA LEE CORP                                    195,251.00             3,966,133.55
               806605101    SCHERING PLOUGH CORPORATION                        9,346.00               434,589.00
               806857108    SCHLUMBERGER LIMITED                               5,600.00               460,952.80
               828806109    SIMON PROPERTY GROUP INC                          18,600.00               435,946.80
               834706103    SOMERSET GROUP INC                                 7,814.00               220,745.50
               852061100    SPRINT CORP (FON GROUP)                           12,500.00               366,412.50
               855244109    STARBUCKS CORPORATION                             16,000.00               641,008.00
               858119100    STEEL DYNAMICS INC                                16,000.00               147,008.00
               866810104    SUN MICROSYSTEMS INC                               7,799.00               910,533.25
               86787D109    SUNTERRA CORP                                     50,000.00                 4,250.00
               879433100    TELEPHONE & DATA SYSTEMS INC                      97,500.00            10,793,250.00
               885218107    THORNBURG MORTGAGE ASSET                          13,000.00               121,875.00
               887315109    TIME WARNER INC                                   27,795.00             2,174,958.75
               88823T106    TIREX CORPORATION                                 30,000.00                 8,400.00
               89151P104    2THEMART.COM                                      12,000.00                 7,620.00
               899729107    TUNDRA GOLD MINES LIMITED                         20,400.00                      .00
               902124106    TYCO INTERNATIONAL LTD NEW                         5,000.00               259,375.00
               902973106    US BANCORP NEW                                    16,200.00                      .00
               90331S109    US LEC CORPORATION CLASS A                       240,346.00             2,058,082.79
               904832102    UNION ACCEPTANCE CORP A                           37,791.00               221,197.21
               923351100    VERAMARK TECHNOLOGIES INC                         32,968.00               103,025.00
               925464109    VESTAUR SECURITIES INC                            26,000.00               329,888.00
               925524100    VIACOM INC CLASS A COMMON                         34,264.00             2,004,444.00
               928467307    VITAFORT INTERNATIONAL CORP                       50,000.00                 4,000.00

               928615103    VOICESTREAM WIRELESS CORP                          2,000.00               232,126.00
               938862109    WASHINGTON GROUP INTERNATIONAL                    31,000.00               354,578.00
               939322103    WASHINGTON MUTUAL INC                              6,000.00               238,878.00
               959024100    WESTERN OHIO FINANCIAL CORP                       10,529.00               154,644.68
               969457100    THE WILLIAMS COMPANIES                            11,000.00               464,750.00
               976446104    WINTON FINANCIAL CORPORATION                      32,000.00               294,016.00
               G24836101    ARRIVA PLC ORD                                    21,500.00                71,853.00
               Q8846V104    TAP OIL NL FOREIGN AUD                            20,000.00                11,700.00